Assets and Condensed Schedule of Investments by Class of Units (Tables)	12 Months Ended
Dec. 31, 2014
Class A
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Schedule of assets

Class A Units

December 31, 2014
Assets by Class of Units
Equity in brokers’ trading accounts:
Securities owned, at fair value (cost $643,941)	$644,040
Cash	822,931
Unrealized gain (loss) on open contracts, net	590,662
Total equity in brokers’ trading accounts	2,057,633

Cash and cash equivalents	8,354,809
Securities owned, at fair value (cost $5,817,022)	5,828,936
Interest receivable	1,618
Total assets	$16,242,996

Class A Units

December 31, 2013
Assets by Class of Units
Equity in brokers’ trading accounts:
Cash	$2,587,830
Unrealized gain (loss) on open contracts, net	1,217,639
Total equity in brokers’ trading accounts	3,805,469
Cash and cash equivalents	7,053,622
Securities owned, at fair value (cost $11,536,100)	11,552,242
Interest receivable	957
Total assets	$22,412,290

Schedule of unrealized gain (loss) on futures, forwards, and options on futures and forward contracts

Futures and Forward Contracts owned by Class A Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)
Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(11,009)	(0.07)%	$(965)	(0.01)%	$(11,974)	(0.08)%
Currencies	$2,711	0.02%	$100,040	0.64%	$102,751	0.66%
Energy	$(16,024)	(0.10)%	$74,707	0.48%	$58,683	0.38%
Interest rates	$18,717	0.12%	$(3,042)	(0.02)%	$15,675	0.10%
Meats	$(7,071)	(0.05)%	$2,197	0.01%	$(4,874)	(0.04)%
Metals	$(1,055)	(0.01)%	$22,265	0.14%	$21,210	0.13%
Soft commodities	$(2,618)	(0.01)%	$44,197	0.28%	$41,579	0.27%
Stock indices and single stock futures	$45,391	0.29%	$(3,997)	(0.02)%	$41,394	0.27%
Total U.S. Futures Positions	$29,042		$235,402		$264,444

Foreign Futures Positions:
Agriculturals	$201	0.00%	$(50)	(0.00)%	$151	0.00%
Energy	$80	0.00%	$85,279	0.55%	$85,359	0.55%
Interest rates	$226,826	1.46%	$(2,048)	(0.01)%	$224,778	1.45%
Metals	$(75,327)	(0.48)%	$65,845	0.42%	$(9,482)	(0.06)%
Soft commodities	$668	0.00%	$372	0.00%	$1,040	0.00%
Stock indices	$37,840	0.24%	$(4,052)	(0.02)%	$33,788	0.22%
Total Foreign Futures Positions	$190,288		$145,346		$335,634
Total Futures Contracts	$219,330	1.41%	$380,748	2.46%	$600,078	3.87%

Forward Contracts *
Currencies	$18,550	0.12%	$(27,966)	(0.18)%	$(9,416)	(0.06)%

Total Futures and Forward Contracts	$237,880	1.53%	$352,782	2.28%	$590,662	3.81%

*  No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Futures, Forwards, and Options on Futures and Forward Contracts owned by Class A Units at December 31, 2013

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(32,096)	(0.15)%	$133,214	0.62%	$101,118	0.47%
Currencies	$113,569	0.53%	$223,689	1.05%	$337,258	1.58%
Energy	$(5,603)	(0.02)%	$(3,325)	(0.02)%	$(8,928)	(0.04)%
Interest rates	$(9,470)	(0.04)%	$39,543	0.19%	$30,073	0.15%
Meats	$(933)	(0.00)%	$1,477	0.01%	$544	0.01%
Metals	$2,548	0.01%	$78,543	0.37%	$81,091	0.38%
Soft commodities	$788	0.00%	$1,102	0.01%	$1,890	0.01%
Stock indices and single stock futures	$260,994	1.22%	$688	0.00%	$261,682	1.22%
Total U.S. Futures Positions	$329,797		$474,931		$804,728

Foreign Futures Positions:
Agriculturals	$433	0.00%	$1,778	0.01%	$2,211	0.01%
Energy	$8,615	0.04%	$670	0.00%	$9,285	0.04%
Interest rates	$(73,992)	(0.35)%	$51,574	0.24%	$(22,418)	(0.11)%
Metals	$(32,728)	(0.15)%	$(37,596)	(0.18)%	$(70,324)	(0.33)%
Soft commodities	$(92)	(0.00)%	$(29)	(0.00)%	$(121)	(0.00)%
Stock indices	$457,682	2.14%	$(3,675)	(0.02)%	$454,007	2.12%
Total Foreign Futures Positions	$359,918		$12,722		$372,640
Total Futures Contracts	$689,715	3.23%	$487,653	2.28%	$1,177,368	5.51%

Forward Contracts *
Currencies	$38,174	0.18%	$(3,062)	(0.01)%	$35,112	0.17%

Options on Futures and Forward Contracts *
Currencies	$4,782	0.02%	$(360)	(0.00)%	$4,422	0.02%
Interest rates	$737	0.00%	$—	(0.00)%	$737	0.00%
Total Options on Futures and Forward Contracts	$5,519	0.02%	$(360)	(0.00)%	$5,159	0.02%

Total Futures, Forward and Options on Futures and Forward Contracts	$733,408	3.43%	$484,231	2.27%	$1,217,639	5.70%

*  No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Schedule of securities owned

U.S. Government securities in brokers’ trading accounts owned by Class A Units at December 31, 2014**

				Percent of
				Partners’ Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$644,266	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $643,941)	$644,040	4.15%

**Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Class A Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,039,139	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$1,042,733	6.72%
$3,465,530	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	3,471,433	22.38%
$129,892	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	129,936	0.84%
	Total U.S. Government-sponsored enterprises (cost of $4,634,561)		$4,644,102	29.94%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$80,118	2/3/2015	Foreign corporate bonds, 0.8%	$80,701	0.52%
$534,274	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	548,854	3.54%
	Total Corporate bonds (cost of $627,486) ***		$629,555	4.06%

Commercial paper

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$134,257	4/10/2015	Foreign commercial paper, 0.5%	$134,081	0.86%
$421,371	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	421,198	2.72%
	Total Commercial paper (cost of $554,975) ***		$555,279	3.58%

Total securities owned by Class A Units at December 31, 2014			$5,828,936	37.58%

*** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Securities owned by Class A Units at December 31, 2013

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$6,322,061	8/27/2014-10/7/2016	Federal Farm Credit Banks, 0.2-0.9%	$6,324,890	29.62%
$1,193,292	7/29/2016-9/27/2016	Federal Home Loan Banks, 1-1.2%	1,197,493	5.61%
	Total U.S. Government-sponsored enterprises (cost of $7,514,641)		$7,522,383	35.23%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$817,262	1/15/2014-2/3/2015	Foreign corporate bonds, 0.6-1.4% **	$837,143	3.92%
$2,611,019	1/15/2014-1/15/2016	U.S. corporate bonds, 0.5-1.5% **	2,715,478	12.72%
	Total Corporate bonds (cost of $3,544,229)		$3,552,621	16.64%

U.S. Government securities

				Percent of
				Partners’ Capital
Face Value	Maturity Date		Fair Value	(net asset value)
$477,317	3/27/2014	U.S. Treasury Bill, 0.1% (cost of $477,230)	$477,238	2.23%
Total securities owned by Class A Units at December 31, 2013			$11,552,242	54.10%

** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Class B
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Schedule of assets

Class B Units

December 31, 2014
Assets by Class of Units
Equity in brokers’ trading accounts:
Securities owned, at fair value (cost $6,722,434)	$6,723,466
Cash	8,591,010
Unrealized gain (loss) on open contracts, net	6,166,206
Total equity in brokers’ trading accounts	21,480,682

Cash and cash equivalents	87,220,211
Securities owned, at fair value (cost $60,726,933)	60,851,309
Interest receivable	16,886
Total assets	$169,569,088

Class B Units

December 31, 2013
Assets by Class of Units
Equity in brokers’ trading accounts:
Cash	$26,441,772
Unrealized gain (loss) on open contracts, net	12,441,538
Total equity in brokers’ trading accounts	38,883,310
Cash and cash equivalents	72,072,065
Securities owned, at fair value (cost $117,872,856)	118,037,795
Interest receivable	9,781
Total assets	$229,002,951

Schedule of unrealized gain (loss) on futures, forwards, and options on futures and forward contracts

Futures and Forward Contracts owned by Class B Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(114,934)	(0.07)%	$(10,076)	(0.01)%	$(125,010)	(0.08)%
Currencies	$28,297	0.02%	$1,044,365	0.64%	$1,072,662	0.66%
Energy	$(167,286)	(0.10)%	$779,909	0.48%	$612,623	0.38%
Interest rates	$195,398	0.12%	$(31,759)	(0.02)%	$163,639	0.10%
Meats	$(73,821)	(0.05)%	$22,932	0.01%	$(50,889)	(0.04)%
Metals	$(11,012)	(0.01)%	$232,439	0.14%	$221,427	0.13%
Soft commodities	$(27,334)	(0.01)%	$461,400	0.28%	$434,066	0.27%
Stock indices and single stock futures	$473,864	0.29%	$(41,730)	(0.02)%	$432,134	0.27%
Total U.S. Futures Positions	$303,172		$2,457,480		$2,760,652

Foreign Futures Positions:
Agriculturals	$2,095	0.00%	$(522)	(0.00)%	$1,573	0.00%
Energy	$833	0.00%	$890,273	0.55%	$891,106	0.55%
Interest rates	$2,367,958	1.46%	$(21,378)	(0.01)%	$2,346,580	1.45%
Metals	$(786,379)	(0.48)%	$687,387	0.42%	$(98,992)	(0.06)%
Soft commodities	$6,976	0.00%	$3,881	0.00%	$10,857	0.00%
Stock indices	$395,032	0.24%	$(42,306)	(0.02)%	$352,726	0.22%
Total Foreign Futures Positions	$1,986,515		$1,517,335		$3,503,850
Total Futures Contracts	$2,289,687	1.41%	$3,974,815	2.46%	$6,264,502	3.87%

Forward Contracts *
Currencies	$193,652	0.12%	$(291,948)	(0.18)%	$(98,296)	(0.06)%

Total Futures and Forward Contracts	$2,483,339	1.53%	$3,682,867	2.28%	$6,166,206	3.81%

* No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contractsand expiration dates are not presented.

Futures, Forwards, and Options on Futures and Forward Contracts owned by Class B Units at December 31, 2013

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(327,946)	(0.15)%	$1,361,145	0.62%	$1,033,199	0.47%
Currencies	$1,160,423	0.53%	$2,285,599	1.05%	$3,446,022	1.58%
Energy	$(57,245)	(0.02)%	$(33,973)	(0.02)%	$(91,218)	(0.04)%
Interest rates	$(96,764)	(0.04)%	$404,035	0.19%	$307,271	0.15%
Meats	$(9,533)	(0.00)%	$15,090	0.01%	$5,557	0.01%
Metals	$26,032	0.01%	$802,531	0.37%	$828,563	0.38%
Soft commodities	$8,056	0.00%	$11,263	0.01%	$19,319	0.01%
Stock indices and single stock futures	$2,666,770	1.22%	$7,032	0.00%	$2,673,802	1.22%
Total U.S. Futures Positions	$3,369,793		$4,852,722		$8,222,515

Foreign Futures Positions:
Agriculturals	$4,423	0.00%	$18,171	0.01%	$22,594	0.01%
Energy	$88,030	0.04%	$6,841	0.00%	$94,871	0.04%
Interest rates	$(756,032)	(0.35)%	$526,971	0.24%	$(229,061)	(0.11)%
Metals	$(334,403)	(0.15)%	$(384,144)	(0.18)%	$(718,547)	(0.33)%
Soft commodities	$(937)	(0.00)%	$(299)	(0.00)%	$(1,236)	(0.00)%
Stock indices	$4,676,471	2.14%	$(37,550)	(0.02)%	$4,638,921	2.12%
Total Foreign Futures Positions	$3,677,552		$129,990		$3,807,542
Total Futures Contracts	$7,047,345	3.23%	$4,982,712	2.28%	$12,030,057	5.51%

Forward Contracts *
Currencies	$390,051	0.18%	$(31,283)	(0.01)%	$358,768	0.17%

Options on Futures and Forward Contracts *
Currencies	$48,864	0.02%	$(3,680)	(0.00)%	$45,184	0.02%
Interest rates	$7,529	0.00%	$—	(0.00)%	$7,529	0.00%
Total Options on Futures and Forward Contracts	$56,393	0.02%	$(3,680)	(0.00)%	$52,713	0.02%

Total Futures, Forward and Options on Futures and Forward Contracts	$7,493,789	3.43%	$4,947,749	2.27%	$12,441,538	5.70%

* No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Schedule of securities owned

U.S. Government securities in brokers’ trading accounts owned by Class B Units at December 31, 2014**

				Percent of
				Partners’ Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$6,725,834	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $6,722,434)	$6,723,466	4.15%

**Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Class B Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$10,848,119	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$10,885,636	6.72%
$36,178,478	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	36,240,107	22.38%
$1,356,015	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	1,356,469	0.84%
	Total U.S. Government-sponsored enterprises (cost of $48,382,612)		$48,482,212	29.94%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$836,390	2/3/2015	Foreign corporate bonds, 0.8%	$842,479	0.52%
$5,577,561	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	5,729,770	3.54%
	Total Corporate bonds (cost of $6,550,649) ***		$6,572,249	4.06%

Commercial paper

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,401,577	4/10/2015	Foreign commercial paper, 0.5%	$1,399,746	0.86%
$4,398,912	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	4,397,102	2.72%
	Total Commercial paper (cost of $5,793,672) ***		$5,796,848	3.58%

Total securities owned by Class B Units at December 31, 2014			$60,851,309	37.58%

***No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Securities owned by Class B Units at December 31, 2013

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$64,597,174	8/27/2014-10/7/2016	Federal Farm Credit Banks, 0.2-0.9%	$64,626,073	29.62%
$12,192,747	7/29/2016-9/27/2016	Federal Home Loan Banks, 1-1.2%	12,235,674	5.61%
	Total U.S. Government-sponsored enterprises (cost of $76,782,636)		$76,861,747	35.23%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$8,350,569	1/15/2014-2/3/2015	Foreign corporate bonds, 0.6-1.4% **	$8,553,712	3.92%
$26,678,706	1/15/2014-1/15/2016	U.S. corporate bonds, 0.5-1.5% **	27,746,043	12.72%
	Total Corporate bonds (cost of $36,214,003)		$36,299,755	16.64%

U.S. Government securities

				Percent of
				Partners’ Capital
Face Value	Maturity Date		Fair Value	(net asset value)
$4,877,099	3/27/2014	U.S. Treasury Bill, 0.1% (cost of $4,876,217)	$4,876,293	2.23%
Total securities owned by Class B Units at December 31, 2013			$118,037,795	54.10%

** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 1 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Schedule of assets

Legacy 1 Class Units

December 31, 2014
Assets by Class of Units
Equity in brokers’ trading accounts:
Securities owned, at fair value (cost $109,783)	$109,800
Cash	140,299
Unrealized gain (loss) on open contracts, net	100,700
Total equity in brokers’ trading accounts	350,799
Cash and cash equivalents	1,424,385
Securities owned, at fair value (cost $991,726)	993,756
Interest receivable	276
Total assets	$2,769,216

Legacy 1 Class Units

December 31, 2013
Assets by Class of Units
Equity in brokers’ trading accounts:
Cash	$452,540
Unrealized gain (loss) on open contracts, net	212,934
Total equity in brokers’ trading accounts	665,474
Cash and cash equivalents	1,233,483
Securities owned, at fair value (cost $2,017,345)	2,020,167
Interest receivable	167
Total assets	$3,919,291

Schedule of unrealized gain (loss) on futures, forwards, and options on futures and forward contracts

Futures and Forward Contracts owned by Legacy 1 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(1,877)	(0.07)%	$(165)	(0.01)%	$(2,042)	(0.08)%
Currencies	$462	0.02%	$17,055	0.64%	$17,517	0.66%
Energy	$(2,732)	(0.10)%	$12,737	0.48%	$10,005	0.38%
Interest rates	$3,191	0.12%	$(519)	(0.02)%	$2,672	0.10%
Meats	$(1,206)	(0.05)%	$375	0.01%	$(831)	(0.04)%
Metals	$(180)	(0.01)%	$3,796	0.14%	$3,616	0.13%
Soft commodities	$(446)	(0.01)%	$7,535	0.28%	$7,089	0.27%
Stock indices and single stock futures	$7,739	0.29%	$(681)	(0.02)%	$7,058	0.27%
Total U.S. Futures Positions	$4,951		$40,133		$45,084

Foreign Futures Positions:
Agriculturals	$34	0.00%	$(9)	(0.00)%	$25	0.00%
Energy	$14	0.00%	$14,539	0.55%	$14,553	0.55%
Interest rates	$38,671	1.46%	$(349)	(0.01)%	$38,322	1.45%
Metals	$(12,842)	(0.48)%	$11,226	0.42%	$(1,616)	(0.06)%
Soft commodities	$114	0.00%	$63	0.00%	$177	0.00%
Stock indices	$6,451	0.24%	$(691)	(0.02)%	$5,760	0.22%
Total Foreign Futures Positions	$32,442		$24,779		$57,221
Total Futures Contracts	$37,393	1.41%	$64,912	2.46%	$102,305	3.87%

Forward Contracts *
Currencies	$3,163	0.12%	$(4,768)	(0.18)%	$(1,605)	(0.06)%

Total Futures and Forward Contracts	$40,556	1.53%	$60,144	2.28%	$100,700	3.81%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Futures, Forwards, and Options on Futures and Forward Contracts owned by Legacy 1 Class Units at December 31, 2013

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(5,613)	(0.15)%	$23,295	0.62%	$17,682	0.47%
Currencies	$19,860	0.53%	$39,117	1.05%	$58,977	1.58%
Energy	$(980)	(0.02)%	$(581)	(0.02)%	$(1,561)	(0.04)%
Interest rates	$(1,656)	(0.04)%	$6,915	0.19%	$5,259	0.15%
Meats	$(163)	(0.00)%	$258	0.01%	$95	0.01%
Metals	$446	0.01%	$13,735	0.37%	$14,181	0.38%
Soft commodities	$138	0.00%	$193	0.01%	$331	0.01%
Stock indices and single stock futures	$45,641	1.22%	$120	0.00%	$45,761	1.22%
Total U.S. Futures Positions	$57,673		$83,052		$140,725

Foreign Futures Positions:
Agriculturals	$76	0.00%	$311	0.01%	$387	0.01%
Energy	$1,507	0.04%	$117	0.00%	$1,624	0.04%
Interest rates	$(12,939)	(0.35)%	$9,019	0.24%	$(3,920)	(0.11)%
Metals	$(5,723)	(0.15)%	$(6,574)	(0.18)%	$(12,297)	(0.33)%
Soft commodities	$(16)	(0.00)%	$(5)	(0.00)%	$(21)	(0.00)%
Stock indices	$80,036	2.14%	$(643)	(0.02)%	$79,393	2.12%
Total Foreign Futures Positions	$62,941		$2,225		$65,166
Total Futures Contracts	$120,614	3.23%	$85,277	2.28%	$205,891	5.51%

Forward Contracts *
Currencies	$6,676	0.18%	$(535)	(0.01)%	$6,141	0.17%

Options on Futures and Forward Contracts *
Currencies	$836	0.02%	$(63)	(0.00)%	$773	0.02%
Interest rates	$129	0.00%	$—	(0.00)%	$129	0.00%
Total Options on Futures and Forward Contracts	$965	0.02%	$(63)	(0.00)%	$902	0.02%

Total Futures, Forward and Options on Futures and Forward Contracts	$128,255	3.43%	$84,679	2.27%	$212,934	5.70%

*No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Schedule of securities owned

U.S. Government securities in brokers’ trading accounts owned by Legacy 1 Class Units at December 31, 2014**

				Percent of
				Partners’ Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$109,839	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $109,783)	$109,800	4.15%

**Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Legacy 1 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$177,160	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$177,772	6.72%
$590,827	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	591,834	22.38%
$22,145	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	22,152	0.84%
	Total U.S. Government-sponsored enterprises (cost of $790,132)		$791,758	29.94%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$13,659	2/3/2015	Foreign corporate bonds, 0.8%	$13,758	0.52%
$91,087	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	93,572	3.54%
	Total Corporate bonds (cost of $106,978) ***		$107,330	4.06%

Commercial paper

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$22,889	4/10/2015	Foreign commercial paper, 0.5%	$22,859	0.86%
$71,838	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	71,809	2.72%
	Total Commercial paper (cost of $94,616) ***		$94,668	3.58%

Total securities owned by Legacy 1 Class Units at December 31, 2014			$993,756	37.58%

***No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Securities owned by Legacy 1 Class Units at December 31, 2013

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,105,554	8/27/2014-10/7/2016	Federal Farm Credit Banks, 0.2-0.9%	$1,106,048	29.62%
$208,674	7/29/2016-9/27/2016	Federal Home Loan Banks, 1-1.2%	209,408	5.61%
	Total U.S. Government-sponsored enterprises (cost of $1,314,103)		$1,315,456	35.23%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$142,916	1/15/2014-2/3/2015	Foreign corporate bonds, 0.6-1.4% **	$146,393	3.92%
$456,595	1/15/2014-1/15/2016	U.S. corporate bonds, 0.5-1.5% **	474,862	12.72%
	Total Corporate bonds (cost of $619,788)		$621,255	16.64%

U.S. Government securities

				Percent of
				Partners’ Capital
Face Value	Maturity Date		Fair Value	(net asset value)
$83,470	3/27/2014	U.S. Treasury Bill, 0.1% (cost of $83,454)	$83,456	2.23%
Total securities owned by Legacy 1 Class Units at December 31, 2013			$2,020,167	54.10%

** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 2 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Schedule of assets

Legacy 2 Class Units

December 31, 2014
Assets by Class of Units
Equity in brokers’ trading accounts:
Securities owned, at fair value (cost $37,730)	$37,735
Cash	48,217
Unrealized gain (loss) on open contracts, net	34,611
Total equity in brokers’ trading accounts	120,563

Cash and cash equivalents	489,524
Securities owned, at fair value (cost $340,831)	341,528
Interest receivable	95
Total assets	$951,710

Legacy 2 Class Units

December 31, 2013
Assets by Class of Units
Equity in brokers’ trading accounts:
Cash	$629,886
Unrealized gain (loss) on open contracts, net	296,379
Total equity in brokers’ trading accounts	926,265
Cash and cash equivalents	1,716,875
Securities owned, at fair value (cost $2,807,925)	2,811,853
Interest receivable	233
Total assets	$5,455,226

Schedule of unrealized gain (loss) on futures, forwards, and options on futures and forward contracts

Futures and Forward Contracts owned by Legacy 2 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(645)	(0.07)%	$(57)	(0.01)%	$(702)	(0.08)%
Currencies	$159	0.02%	$5,862	0.64%	$6,021	0.66%
Energy	$(939)	(0.10)%	$4,377	0.48%	$3,438	0.38%
Interest rates	$1,097	0.12%	$(178)	(0.02)%	$919	0.10%
Meats	$(414)	(0.05)%	$129	0.01%	$(285)	(0.04)%
Metals	$(62)	(0.01)%	$1,305	0.14%	$1,243	0.13%
Soft commodities	$(153)	(0.01)%	$2,590	0.28%	$2,437	0.27%
Stock indices and single stock futures	$2,660	0.29%	$(234)	(0.02)%	$2,426	0.27%
Total U.S. Futures Positions	$1,703		$13,794		$15,497

Foreign Futures Positions:
Agriculturals	$12	0.00%	$(3)	(0.00)%	$9	0.00%
Energy	$5	0.00%	$4,997	0.55%	$5,002	0.55%
Interest rates	$13,290	1.46%	$(120)	(0.01)%	$13,170	1.45%
Metals	$(4,414)	(0.48)%	$3,858	0.42%	$(556)	(0.06)%
Soft commodities	$39	0.00%	$22	0.00%	$61	0.00%
Stock indices	$2,217	0.24%	$(237)	(0.02)%	$1,980	0.22%
Total Foreign Futures Positions	$11,149		$8,517		$19,666
Total Futures Contracts	$12,852	1.41%	$22,311	2.46%	$35,163	3.87%

Forward Contracts *
Currencies	$1,087	0.12%	$(1,639)	(0.18)%	$(552)	(0.06)%

Total Futures and Forward Contracts	$13,939	1.53%	$20,672	2.28%	$34,611	3.81%

* No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

 Futures, Forwards, and Options on Futures and Forward Contracts owned by Legacy 2 Class Units at December 31, 2013

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(7,812)	(0.15)%	$32,425	0.62%	$24,613	0.47%
Currencies	$27,643	0.53%	$54,447	1.05%	$82,090	1.58%
Energy	$(1,364)	(0.02)%	$(809)	(0.02)%	$(2,173)	(0.04)%
Interest rates	$(2,305)	(0.04)%	$9,625	0.19%	$7,320	0.15%
Meats	$(227)	(0.00)%	$359	0.01%	$132	0.01%
Metals	$620	0.01%	$19,118	0.37%	$19,738	0.38%
Soft commodities	$192	0.00%	$268	0.01%	$460	0.01%
Stock indices and single stock futures	$63,527	1.22%	$168	0.00%	$63,695	1.22%
Total U.S. Futures Positions	$80,274		$115,601		$195,875

Foreign Futures Positions:
Agriculturals	$105	0.00%	$433	0.01%	$538	0.01%
Energy	$2,097	0.04%	$163	0.00%	$2,260	0.04%
Interest rates	$(18,010)	(0.35)%	$12,553	0.24%	$(5,457)	(0.11)%
Metals	$(7,966)	(0.15)%	$(9,151)	(0.18)%	$(17,117)	(0.33)%
Soft commodities	$(22)	(0.00)%	$(7)	(0.00)%	$(29)	(0.00)%
Stock indices	$111,401	2.14%	$(894)	(0.02)%	$110,507	2.12%
Total Foreign Futures Positions	$87,605		$3,097		$90,702
Total Futures Contracts	$167,879	3.23%	$118,698	2.28%	$286,577	5.51%

Forward Contracts *
Currencies	$9,292	0.18%	$(745)	(0.01)%	$8,547	0.17%

Options on Futures and Forward Contracts *
Currencies	$1,164	0.02%	$(88)	(0.00)%	$1,076	0.02%
Interest rates	$179	0.00%	$—	(0.00)%	$179	0.00%
Total Options on Futures and Forward Contracts	$1,343	0.02%	$(88)	(0.00)%	$1,255	0.02%

Total Futures, Forward and Options on Futures and Forward Contracts	$178,514	3.43%	$117,865	2.27%	$296,379	5.70%

*  No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Schedule of securities owned

U.S. Government securities in brokers’ trading accounts owned by Legacy 2 Class Units at December 31, 2014**

				Percent of
				Partners’ Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$37,749	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $37,730)	$37,735	4.15%

**Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Legacy 2 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$60,885	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$61,096	6.72%
$203,052	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	203,398	22.38%
$7,611	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	7,613	0.84%
	Total U.S. Government-sponsored enterprises (cost of $271,548)		$272,107	29.94%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$4,694	2/3/2015	Foreign corporate bonds, 0.8%	$4,728	0.52%
$31,304	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	32,158	3.54%
	Total Corporate bonds (cost of $36,766) ***		$36,886	4.06%

Commercial paper

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$7,866	4/10/2015	Foreign commercial paper, 0.5%	$7,856	0.86%
$24,689	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	24,679	2.72%
	Total Commercial paper (cost of $32,517) ***		$32,535	3.58%

Total securities owned by Legacy 2 Class Units at December 31, 2014			$341,528	37.58%

*** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Securities owned by Legacy 2 Class Units at December 31, 2013

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,538,811	8/27/2014-10/7/2016	Federal Farm Credit Banks, 0.2-0.9%	$1,539,499	29.62%
$290,451	7/29/2016-9/27/2016	Federal Home Loan Banks, 1-1.2%	291,474	5.61%
	Total U.S. Government-sponsored enterprises (cost of $1,829,088)		$1,830,973	35.23%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$198,924	1/15/2014-2/3/2015	Foreign corporate bonds, 0.6-1.4% **	$203,763	3.92%
$635,531	1/15/2014-1/15/2016	U.S. corporate bonds, 0.5-1.5% **	660,956	12.72%
	Total Corporate bonds (cost of $862,677)		$864,719	16.64%

U.S. Government securities

				Percent of
				Partners’ Capital
Face Value	Maturity Date		Fair Value	(net asset value)
$116,180	3/27/2014	U.S. Treasury Bill, 0.1% (cost of $116,160)	$116,161	2.23%
Total securities owned by Legacy 2 Class Units at December 31, 2013			$2,811,853	54.10%

** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 1 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Schedule of assets

Global 1 Class Units

December 31, 2014
Assets by Class of Units
Equity in brokers’ trading accounts:
Securities owned, at fair value (cost $401,108)	$401,170
Cash	512,601
Unrealized gain (loss) on open contracts, net	367,918
Total equity in brokers’ trading accounts	1,281,689

Cash and cash equivalents	5,204,179
Securities owned, at fair value (cost $3,623,402)	3,630,823
Interest receivable	1,008
Total assets	$10,117,699

Global 1 Class Units

December 31, 2013
Assets by Class of Units
Equity in brokers’ trading accounts:
Cash	$1,144,983
Unrealized gain (loss) on open contracts, net	538,745
Total equity in brokers’ trading accounts	1,683,728
Cash and cash equivalents	3,120,870
Securities owned, at fair value (cost $5,104,139)	5,111,281
Interest receivable	424
Total assets	$9,916,303

Schedule of unrealized gain (loss) on futures, forwards, and options on futures and forward contracts

Futures and Forward Contracts owned by Global 1 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(6,858)	(0.07)%	$(601)	(0.01)%	$(7,459)	(0.08)%
Currencies	$1,688	0.02%	$62,314	0.64%	$64,002	0.66%
Energy	$(9,981)	(0.10)%	$46,535	0.48%	$36,554	0.38%
Interest rates	$11,659	0.12%	$(1,895)	(0.02)%	$9,764	0.10%
Meats	$(4,405)	(0.05)%	$1,368	0.01%	$(3,037)	(0.04)%
Metals	$(657)	(0.01)%	$13,869	0.14%	$13,212	0.13%
Soft commodities	$(1,631)	(0.01)%	$27,530	0.28%	$25,899	0.27%
Stock indices and single stock futures	$28,274	0.29%	$(2,490)	(0.02)%	$25,784	0.27%
Total U.S. Futures Positions	$18,089		$146,630		$164,719

Foreign Futures Positions:
Agriculturals	$125	0.00%	$(31)	(0.00)%	$94	0.00%
Energy	$50	0.00%	$53,120	0.55%	$53,170	0.55%
Interest rates	$141,289	1.46%	$(1,276)	(0.01)%	$140,013	1.45%
Metals	$(46,921)	(0.48)%	$41,014	0.42%	$(5,907)	(0.06)%
Soft commodities	$416	0.00%	$232	0.00%	$648	0.00%
Stock indices	$23,570	0.24%	$(2,524)	(0.02)%	$21,046	0.22%
Total Foreign Futures Positions	$118,529		$90,535		$209,064
Total Futures Contracts	$136,618	1.41%	$237,165	2.46%	$373,783	3.87%

Forward Contracts *
Currencies	$11,555	0.12%	$(17,420)	(0.18)%	$(5,865)	(0.06)%

Total Futures and Forward Contracts	$148,173	1.53%	$219,745	2.28%	$367,918	3.81%

*.No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value).  Accordingly, the number of contracts and expiration dates are not presented.

 Futures, Forwards, and Options on Futures and Forward Contracts owned by Global 1 Class Units at December 31, 2013

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(14,201)	(0.15)%	$58,940	0.62%	$44,739	0.47%
Currencies	$50,249	0.53%	$98,971	1.05%	$149,220	1.58%
Energy	$(2,479)	(0.02)%	$(1,471)	(0.02)%	$(3,950)	(0.04)%
Interest rates	$(4,190)	(0.04)%	$17,496	0.19%	$13,306	0.15%
Meats	$(413)	(0.00)%	$653	0.01%	$240	0.01%
Metals	$1,127	0.01%	$34,751	0.37%	$35,878	0.38%
Soft commodities	$349	0.00%	$488	0.01%	$837	0.01%
Stock indices and single stock futures	$115,477	1.22%	$305	0.00%	$115,782	1.22%
Total U.S. Futures Positions	$145,919		$210,133		$356,052

Foreign Futures Positions:
Agriculturals	$192	0.00%	$787	0.01%	$979	0.01%
Energy	$3,812	0.04%	$296	0.00%	$4,108	0.04%
Interest rates	$(32,738)	(0.35)%	$22,819	0.24%	$(9,919)	(0.11)%
Metals	$(14,480)	(0.15)%	$(16,634)	(0.18)%	$(31,114)	(0.33)%
Soft commodities	$(41)	(0.00)%	$(13)	(0.00)%	$(54)	(0.00)%
Stock indices	$202,501	2.14%	$(1,626)	(0.02)%	$200,875	2.12%
Total Foreign Futures Positions	$159,246		$5,629		$164,875
Total Futures Contracts	$305,165	3.23%	$215,762	2.28%	$520,927	5.51%

Forward Contracts *
Currencies	$16,890	0.18%	$(1,355)	(0.01)%	$15,535	0.17%

Options on Futures and Forward Contracts *
Currencies	$2,116	0.02%	$(159)	(0.00)%	$1,957	0.02%
Interest rates	$326	0.00%	$—	(0.00)%	$326	0.00%
Total Options on Futures and Forward Contracts	$2,442	0.02%	$(159)	(0.00)%	$2,283	0.02%

Total Futures, Forward and Options on Futures and Forward Contracts	$324,497	3.43%	$214,248	2.27%	$538,745	5.70%

* No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Schedule of securities owned

U.S. Government securities in brokers’ trading accounts owned by Global 1 Class Units at December 31, 2014**

				Percent of
				Partners’ Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$401,311	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $401,108)	$401,170	4.15%

**Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Global 1 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$647,276	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$649,515	6.72%
$2,158,666	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	2,162,343	22.38%
$80,910	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	80,937	0.84%
	Total U.S. Government-sponsored enterprises (cost of $2,886,852)		$2,892,795	29.94%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$49,905	2/3/2015	Foreign corporate bonds, 0.8%	$50,268	0.52%
$332,797	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	341,879	3.54%
	Total Corporate bonds (cost of $390,858) ***		$392,147	4.06%

Commercial paper

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$83,628	4/10/2015	Foreign commercial paper, 0.5%	$83,519	0.86%
$262,470	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	262,362	2.72%
	Total Commercial paper (cost of $345,692) ***		$345,881	3.58%

Total securities owned by Global 1 Class Units at December 31, 2014			$3,630,823	37.58%

*** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Securities owned by Global 1 Class Units at December 31, 2013

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$2,797,191	8/27/2014-10/7/2016	Federal Farm Credit Banks, 0.2-0.9%	$2,798,443	29.62%
$527,971	7/29/2016-9/27/2016	Federal Home Loan Banks, 1-1.2%	529,830	5.61%
	Total U.S. Government-sponsored enterprises (cost of $3,324,847)		$3,328,273	35.23%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$361,597	1/15/2014-2/3/2015	Foreign corporate bonds, 0.6-1.4% **	$370,393	3.92%
$1,155,243	1/15/2014-1/15/2016	U.S. corporate bonds, 0.5-1.5% **	1,201,461	12.72%
	Total Corporate bonds (cost of $1,568,141)		$1,571,854	16.64%

U.S. Government securities

				Percent of
				Partners’ Capital
Face Value	Maturity Date		Fair Value	(net asset value)

$211,188	3/27/2014	U.S. Treasury Bill, 0.1% (cost of $211,151)	$211,154	2.23%

Total securities owned by Global 1 Class Units at December 31, 2013			$5,111,281	54.10%

** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 2 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Schedule of assets

Global 2 Class Units

December 31, 2014
Assets by Class of Units
Equity in brokers’ trading accounts:
Securities owned, at fair value (cost $243,500)	$243,537
Cash	311,183
Unrealized gain (loss) on open contracts, net	223,353
Total equity in brokers’ trading accounts	778,073

Cash and cash equivalents	3,159,285
Securities owned, at fair value (cost $2,199,646)	2,204,153
Interest receivable	612
Total assets	$6,142,123

Global 2 Class Units

December 31, 2013
Assets by Class of Units
Equity in brokers’ trading accounts:
Cash	$1,983,670
Unrealized gain (loss) on open contracts, net	933,368
Total equity in brokers’ trading accounts	2,917,038

Cash and cash equivalents	5,406,867
Securities owned, at fair value (cost $8,842,856)	8,855,230
Interest receivable	734
Total assets	$17,179,869

Schedule of unrealized gain (loss) on futures, forwards, and options on futures and forward contracts

Futures and Forward Contracts owned by Global 2 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(4,163)	(0.07)%	$(365)	(0.01)%	$(4,528)	(0.08)%
Currencies	$1,025	0.02%	$37,829	0.64%	$38,854	0.66%
Energy	$(6,059)	(0.10)%	$28,250	0.48%	$22,191	0.38%
Interest rates	$7,078	0.12%	$(1,150)	(0.02)%	$5,928	0.10%
Meats	$(2,674)	(0.05)%	$831	0.01%	$(1,843)	(0.04)%
Metals	$(399)	(0.01)%	$8,419	0.14%	$8,020	0.13%
Soft commodities	$(990)	(0.01)%	$16,713	0.28%	$15,723	0.27%
Stock indices and single stock futures	$17,164	0.29%	$(1,512)	(0.02)%	$15,652	0.27%
Total U.S. Futures Positions	$10,982		$89,015		$99,997

Foreign Futures Positions:
Agriculturals	$76	0.00%	$(19)	(0.00)%	$57	0.00%
Energy	$30	0.00%	$32,247	0.55%	$32,277	0.55%
Interest rates	$85,772	1.46%	$(774)	(0.01)%	$84,998	1.45%
Metals	$(28,484)	(0.48)%	$24,898	0.42%	$(3,586)	(0.06)%
Soft commodities	$253	0.00%	$141	0.00%	$394	0.00%
Stock indices	$14,309	0.24%	$(1,532)	(0.02)%	$12,777	0.22%
Total Foreign Futures Positions	$71,956		$54,961		$126,917
Total Futures Contracts	$82,938	1.41%	$143,976	2.46%	$226,914	3.87%

Forward Contracts *
Currencies	$7,014	0.12%	$(10,575)	(0.18)%	$(3,561)	(0.06)%

Total Futures and Forward Contracts	$89,952	1.53%	$133,401	2.28%	$223,353	3.81%

*  No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value).  Accordingly, the number of contracts and expiration dates are not presented.

Futures, Forwards, and Options on Futures and Forward Contracts owned by Global 2 Class Units at December 31, 2013

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(24,603)	(0.15)%	$102,114	0.62%	$77,511	0.47%
Currencies	$87,055	0.53%	$171,466	1.05%	$258,521	1.58%
Energy	$(4,295)	(0.02)%	$(2,549)	(0.02)%	$(6,844)	(0.04)%
Interest rates	$(7,259)	(0.04)%	$30,311	0.19%	$23,052	0.15%
Meats	$(715)	(0.00)%	$1,132	0.01%	$417	0.01%
Metals	$1,953	0.01%	$60,206	0.37%	$62,159	0.38%
Soft commodities	$604	0.00%	$845	0.01%	$1,449	0.01%
Stock indices and single stock futures	$200,062	1.22%	$528	0.00%	$200,590	1.22%
Total U.S. Futures Positions	$252,802		$364,053		$616,855

Foreign Futures Positions:
Agriculturals	$332	0.00%	$1,363	0.01%	$1,695	0.01%
Energy	$6,604	0.04%	$513	0.00%	$7,117	0.04%
Interest rates	$(56,718)	(0.35)%	$39,534	0.24%	$(17,184)	(0.11)%
Metals	$(25,087)	(0.15)%	$(28,819)	(0.18)%	$(53,906)	(0.33)%
Soft commodities	$(70)	(0.00)%	$(22)	(0.00)%	$(92)	(0.00)%
Stock indices	$350,830	2.14%	$(2,817)	(0.02)%	$348,013	2.12%
Total Foreign Futures Positions	$275,891		$9,752		$285,643
Total Futures Contracts	$528,693	3.23%	$373,805	2.28%	$902,498	5.51%

Forward Contracts *
Currencies	$29,262	0.18%	$(2,347)	(0.01)%	$26,915	0.17%

Options on Futures and Forward Contracts *
Currencies	$3,666	0.02%	$(276)	(0.00)%	$3,390	0.02%
Interest rates	$565	0.00%	$—	(0.00)%	$565	0.00%
Total Options on Futures and Forward Contracts	$4,231	0.02%	$(276)	(0.00)%	$3,955	0.02%

Total Futures, Forward and Options on Futures and Forward Contracts	$562,186	3.43%	$371,182	2.27%	$933,368	5.70%

*No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Schedule of securities owned

U.S. Government securities in brokers’ trading accounts owned by Global 2 Class Units at December 31, 2014**

				Percent of
				Partners’ Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$243,623	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $243,500)	$243,537	4.15%

**Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Global 2 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$392,940	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$394,299	6.72%
$1,310,454	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	1,312,687	22.38%
$49,117	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	49,134	0.84%
	Total U.S. Government-sponsored enterprises (cost of $1,752,511)		$1,756,120	29.94%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$30,296	2/3/2015	Foreign corporate bonds, 0.8%	$30,516	0.52%
$202,030	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	207,543	3.54%
	Total Corporate bonds (cost of $237,277) ***		$238,059	4.06%

Commercial paper

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$50,768	4/10/2015	Foreign commercial paper, 0.5%	$50,702	0.86%
$159,337	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	159,272	2.72%
	Total Commercial paper (cost of $209,858) ***		$209,974	3.58%

Total securities owned by Global 2 Class Units at December 31, 2014			$2,204,153	37.58%

*** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Securities owned by Global 2 Class Units at December 31, 2013

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$4,846,099	8/27/2014-10/7/2016	Federal Farm Credit Banks, 0.2-0.9%	$4,848,267	29.62%
$914,703	7/29/2016-9/27/2016	Federal Home Loan Banks, 1-1.2%	917,924	5.61%
	Total U.S. Government-sponsored enterprises (cost of $5,760,256)		$5,766,191	35.23%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$626,462	1/15/2014-2/3/2015	Foreign corporate bonds, 0.6-1.4% **	$641,702	3.92%
$2,001,444	1/15/2014-1/15/2016	U.S. corporate bonds, 0.5-1.5% **	2,081,516	12.72%
	Total Corporate bonds (cost of $2,716,785)		$2,723,218	16.64%

U.S. Government securities

				Percent of
				Partners’ Capital
Face Value	Maturity Date		Fair Value	(net asset value)

$365,881	3/27/2014	U.S. Treasury Bill, 0.1% (cost of $365,815)	$365,821	2.23%

Total securities owned by Global 2 Class Units at December 31, 2013			$8,855,230	54.10%

** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 3 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Schedule of assets

Global 3 Class Units

December 31, 2014
Assets by Class of Units
Equity in brokers’ trading accounts:
Securities owned, at fair value (cost $4,235,235)	$4,235,886
Cash	5,412,468
Unrealized gain (loss) on open contracts, net	3,884,795
Total equity in brokers’ trading accounts	13,533,149
Cash and cash equivalents	54,950,063
Securities owned, at fair value (cost $38,258,894)	38,337,254
Interest receivable	10,637
Total assets	$106,831,103

Global 3 Class Units

December 31, 2013
Assets by Class of Units
Equity in brokers’ trading accounts:
Cash	$20,975,510
Unrealized gain (loss) on open contracts, net	9,869,515
Total equity in brokers’ trading accounts	30,845,025

Cash and cash equivalents	57,172,730
Securities owned, at fair value (cost $93,505,201)	93,636,044
Interest receivable	7,759
Total assets	$181,661,558

Schedule of unrealized gain (loss) on futures, forwards, and options on futures and forward contracts

Futures and Forward Contracts owned by Global 3 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(72,410)	(0.07)%	$(6,348)	(0.01)%	$(78,758)	(0.08)%
Currencies	$17,827	0.02%	$657,966	0.64%	$675,793	0.66%
Energy	$(105,394)	(0.10)%	$491,355	0.48%	$385,961	0.38%
Interest rates	$123,103	0.12%	$(20,010)	(0.02)%	$103,093	0.10%
Meats	$(46,509)	(0.05)%	$14,447	0.01%	$(32,062)	(0.04)%
Metals	$(6,938)	(0.01)%	$146,441	0.14%	$139,503	0.13%
Soft commodities	$(17,222)	(0.01)%	$290,689	0.28%	$273,467	0.27%
Stock indices and single stock futures	$298,541	0.29%	$(26,291)	(0.02)%	$272,250	0.27%
Total U.S. Futures Positions	$190,998		$1,548,249		$1,739,247

Foreign Futures Positions:
Agriculturals	$1,319	0.00%	$(328)	(0.00)%	$991	0.00%
Energy	$524	0.00%	$560,885	0.55%	$561,409	0.55%
Interest rates	$1,491,850	1.46%	$(13,469)	(0.01)%	$1,478,381	1.45%
Metals	$(495,431)	(0.48)%	$433,064	0.42%	$(62,367)	(0.06)%
Soft commodities	$4,395	0.00%	$2,444	0.00%	$6,839	0.00%
Stock indices	$248,877	0.24%	$(26,655)	(0.02)%	$222,222	0.22%
Total Foreign Futures Positions	$1,251,534		$955,941		$2,207,475
Total Futures Contracts	$1,442,532	1.41%	$2,504,190	2.46%	$3,946,722	3.87%

Forward Contracts *
Currencies	$122,004	0.12%	$(183,931)	(0.18)%	$(61,927)	(0.06)%

Total Futures and Forward Contracts	$1,564,536	1.53%	$2,320,259	2.28%	$3,884,795	3.81%

*  No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Futures, Forwards, and Options on Futures and Forward Contracts owned by Global 3 Class Units at December 31, 2013

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(260,150)	(0.15)%	$1,079,758	0.62%	$819,608	0.47%
Currencies	$920,531	0.53%	$1,813,101	1.05%	$2,733,632	1.58%
Energy	$(45,409)	(0.02)%	$(26,950)	(0.02)%	$(72,359)	(0.04)%
Interest rates	$(76,761)	(0.04)%	$320,509	0.19%	$243,748	0.15%
Meats	$(7,563)	(0.00)%	$11,971	0.01%	$4,408	0.01%
Metals	$20,649	0.01%	$636,626	0.37%	$657,275	0.38%
Soft commodities	$6,390	0.00%	$8,935	0.01%	$15,325	0.01%
Stock indices and single stock futures	$2,115,473	1.22%	$5,578	0.00%	$2,121,051	1.22%
Total U.S. Futures Positions	$2,673,160		$3,849,528		$6,522,688

Foreign Futures Positions:
Agriculturals	$3,508	0.00%	$14,414	0.01%	$17,922	0.01%
Energy	$69,831	0.04%	$5,427	0.00%	$75,258	0.04%
Interest rates	$(599,738)	(0.35)%	$418,031	0.24%	$(181,707)	(0.11)%
Metals	$(265,273)	(0.15)%	$(304,730)	(0.18)%	$(570,003)	(0.33)%
Soft commodities	$(743)	(0.00)%	$(239)	(0.00)%	$(982)	(0.00)%
Stock indices	$3,709,711	2.14%	$(29,787)	(0.02)%	$3,679,924	2.12%
Total Foreign Futures Positions	$2,917,296		$103,116		$3,020,412
Total Futures Contracts	$5,590,456	3.23%	$3,952,644	2.28%	$9,543,100	5.51%

Forward Contracts *
Currencies	$309,415	0.18%	$(24,815)	(0.01)%	$284,600	0.17%

Options on Futures and Forward Contracts *
Currencies	$38,762	0.02%	$(2,920)	(0.00)%	$35,842	0.02%
Interest rates	$5,973	0.00%	$—	(0.00)%	$5,973	0.00%
Total Options on Futures and Forward Contracts	$44,735	0.02%	$(2,920)	(0.00)%	$41,815	0.02%

Total Futures, Forward and Options on Futures and Forward Contracts	$5,944,606	3.43%	$3,924,909	2.27%	$9,869,515	5.70%

*No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Schedule of securities owned

U.S. Government securities in brokers’ trading accounts owned by Global 3 Class Units at December 31, 2014**

				Percent of
				Partners’ Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$4,237,378	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $4,235,235)	$4,235,886	4.15%

**Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Global 3 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$6,834,481	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$6,858,116	6.72%
$22,792,993	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	22,831,819	22.38%
$854,310	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	854,596	0.84%
	Total U.S. Government-sponsored enterprises (cost of $30,481,784)		$30,544,531	29.94%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$526,938	2/3/2015	Foreign corporate bonds, 0.8%	$530,777	0.52%
$3,513,947	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	3,609,843	3.54%
	Total Corporate bonds (cost of $4,127,008) ***		$4,140,620	4.06%

Commercial paper

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$883,015	4/10/2015	Foreign commercial paper, 0.5%	$881,862	0.86%
$2,771,383	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	2,770,241	2.72%
	Total Commercial paper (cost of $3,650,102) ***		$3,652,103	3.58%

Total securities owned by Global 3 Class Units at December 31, 2014			$38,337,254	37.58%

*** No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Securities owned by Global 3 Class Units at December 31, 2013

U.S. Government-sponsored enterprises

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$51,243,110	8/27/2014-10/7/2016	Federal Farm Credit Banks, 0.2-0.9%	$51,266,035	29.62%
$9,672,162	7/29/2016-9/27/2016	Federal Home Loan Banks, 1-1.2%	9,706,214	5.61%
	Total U.S. Government-sponsored enterprises (cost of $60,909,492)		$60,972,249	35.23%

Corporate bonds

				Percent of
				Partners’ Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$6,624,270	1/15/2014-2/3/2015	Foreign corporate bonds, 0.6-1.4% **	$6,785,420	3.92%
$21,163,462	1/15/2014-1/15/2016	U.S. corporate bonds, 0.5-1.5% **	22,010,151	12.72%
	Total Corporate bonds (cost of $28,727,544)		$28,795,571	16.64%

U.S. Government securities

				Percent of
				Partners’ Capital
Face Value	Maturity Date		Fair Value	(net asset value)

$3,868,865	3/27/2014	U.S. Treasury Bill, 0.1% (cost of $3,868,165)	$3,868,224	2.23%

Total securities owned by Global 3 Class Units at December 31, 2013			$93,636,044	54.10%

** No individual position constituted greater than 1 percent of partners’ capital (net asset value).